Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of accrued expenses and other current liabilities
	As of December 31,
	2020	2019
Payroll	$302,033	$247,662
Other payable	1,042	43,545
Total	$303,075	$291,207